ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

September 23, 2022

VIA EDGAR	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Western Asset Funds, Inc. (the “Registrant”), on behalf of Western Asset High Yield Fund

(File No. 333-266831)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to certify that the form of Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(b) under the Securities Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, which was filed electronically with the Securities and Exchange Commission on September 19, 2022.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann
Adam M. Schlichtmann